Revenues and geographic information (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Profit sharing income	$ 356	$ 268	$ 613	$ 482
Royalty income	318	5	326	24
Milestone income	35	14	89	20
Other	73	73	141	125
Total other revenues	782	$ 360	1,169	$ 651
Receipts from royalties, fees, commissions and other revenue	$ 300		$ 300